Stockholders’ Equity/(Deficit) - Schedule of Shareholder Warrants (Details) - USD ($)		9 Months Ended			12 Months Ended
	Jun. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2008	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shareholder Warrants [Line Items]
Weighted Average Expected Volatility		70.00%	70.00%	70.00%	70.00%
Expected Dividends (in Dollars)
Weighted Average Expected Term (in years)	5 years	5 years	5 years	5 years	5 years
Risk-Free Interest Rate	4.08%		4.22%	4.22%	4.22%
Maximum [Member]
Schedule of Shareholder Warrants [Line Items]
Weighted Average Expected Volatility					70.00%
Expected Dividends (in Dollars)
Weighted Average Expected Term (in years)					5 years
Risk-Free Interest Rate		4.66%			4.22%
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date				75.00%	95.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring				2.25%	0.025%
Minimum [Member]
Schedule of Shareholder Warrants [Line Items]
Weighted Average Expected Volatility					70.00%
Expected Dividends (in Dollars)
Weighted Average Expected Term (in years)					5 years
Risk-Free Interest Rate		3.88%			4.22%
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date				95.00%	75.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring				0.025%	2.25%